Note 45 Remuneration for non executive directors (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	€ 2,111	€ 2,061
José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		263	263
Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		284	284
Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		153	139
Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		174	174
Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	43	0
Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		119	119
José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		171	171
Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		119	119
Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		243	256
Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		125	118
Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		224	224
Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		86	86
Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		107	€ 107
Board of Directors Chairman [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	815
Board of Directors Chairman [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	43
Board of Directors Chairman [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Board of Directors Chairman [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		64
Executieve Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	333
Executieve Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		83
Executieve Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		83
Executieve Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Executieve Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Executieve Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Executieve Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Executieve Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		83
Executieve Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Executieve Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Executieve Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Executieve Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		83
Executieve Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Executieve Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Audit And Compliance Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	215
Audit And Compliance Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		33
Audit And Compliance Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		83
Audit And Compliance Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Audit And Compliance Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		33
Audit And Compliance Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Audit And Compliance Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		33
Audit And Compliance Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Audit And Compliance Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		33
Audit And Compliance Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Audit And Compliance Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Audit And Compliance Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Audit And Compliance Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Audit And Compliance Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Risk Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	321
Risk Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Risk Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		53
Risk Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		53
Risk Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Risk Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Risk Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Risk Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Risk Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Risk Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		107
Risk Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		53
Risk Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		53
Risk Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Risk Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Remuneration Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	139
Remuneration Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Remuneration Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Remuneration Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Remuneration Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		54
Remuneration Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Remuneration Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		21
Remuneration Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Remuneration Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		21
Remuneration Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Remuneration Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Remuneration Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Remuneration Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		21
Remuneration Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		21
Appointments Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	150
Appointments Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		58
Appointments Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Appointments Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Appointments Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		23
Appointments Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Appointments Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Appointments Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		23
Appointments Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Appointments Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		23
Appointments Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Appointments Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		23
Appointments Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Appointments Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Technology And Cybersecurity Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	71
Technology And Cybersecurity Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Technology And Cybersecurity Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Technology And Cybersecurity Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		21
Technology And Cybersecurity Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Technology And Cybersecurity Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Technology And Cybersecurity Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Technology And Cybersecurity Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Technology And Cybersecurity Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Technology And Cybersecurity Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		21
Technology And Cybersecurity Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		7
Technology And Cybersecurity Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Technology And Cybersecurity Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		0
Technology And Cybersecurity Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		21
Other positions [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	65
Other positions [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	25
Other positions [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	0
Other positions [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	13
Other positions [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	0
Other positions [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3]	0
Other positions [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	0
Other positions [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	0
Other positions [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	0
Other positions [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	27
Other positions [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	0
Other positions [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	0
Other positions [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	0
Other positions [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	€ 0

[1]	(***) Includes amounts corresponding to the position as member of the Board of Directors and the various committees. Likewise, Sunir Kumar Kapoor, who ceased to hold office as director on March 18, 2022, accrued a total of €43 thousand in the first quarter of 2022 and a total of €86 thousand in the first half of 2021 for his membership on the Board of Directors and the various Board Committees.Additionally, Carlos Salazar Lomelín accrued a total of €54 thousand[8] in the first half of 2022 and a total of €52 thousand[9] in the first half of 2021 as attendance fees for his membership in the management body of BBVA Bancomer, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and in the BBVA México Strategy Forum
[2]	(**) Director appointed by the General Shareholders Meeting on March 18, 2022. Accrued compensation from the date of acceptance of the position.
[3]	(*) Amounts accrued by José Miguel Andrés Torrecillas in his capacity as Deputy Chair of the Board of Directors, by Juan Pi Llorens in his capacity as Lead Director (until April 28, 2022), and by Raúl Galamba de Oliveira (since his appointment as Lead Director on April 28, 2022).